Securities Act File No. 333-182937

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No. __      [X]  Post-Effective Amendment No. 1
(Check appropriate box or boxes)
__________________________________________________________________

DREYFUS INVESTMENT FUNDS
(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices)

(212) 922-6000
(Registrant's Telephone Number, including Area Code)

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

COPY TO:
David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-182937), filed with the Securities and Exchange Commission (the "SEC") on July 30, 2012, the definitive versions of which were filed with the SEC on September 7, 2012 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

DREYFUS INVESTMENT FUNDS
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), filed on January 28, 2013 ("Post-Effective Amendment No. 158") (File No. 33-8214).

Item 16	Exhibits.

(1)
Amended and Restated Agreement and Declaration of Trust dated October 27, 2011 is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 153 to the Registration Statement, filed on January 27, 2012.

(2)	Amended and Restated By-Laws dated July 1, 2011 are incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 152 to the Registration Statement, filed on August 15, 2011.

(3)	Not Applicable.

(4)	Plan of Reorganization.**

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/Standish International Fixed Income Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 135, filed on February 24, 2009.

(6)(b)
Investment Advisory Agreement between the Registrant, on behalf of Dreyfus/Standish Global Fixed Income Fund, and The Dreyfus Corporation is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 140 to the Registration Statement, filed on September 30, 2009.

(7)
Amended and Restated Distribution Agreement dated October 1, 2010 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 147 to the Registration Statement, filed on January 28, 2011.

(8)	Not Applicable.

(9)
Custody Agreement between the Registrant and The Bank of New York Mellon, dated January 1, 2011 (effective as of May 1, 2011) is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 149 to the Registration Statement, filed on April 28, 2011.

(10)(a)
Distribution Plan, dated December 20, 2007 and amended October 29, 2009, for Dreyfus/Standish Global Fixed Income Fund is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 141 to the Registration Statement, filed on November 23, 2009.

(10)(b)
Shareholder Services Plan, dated December 20, 2007, amended October 29, 2009 and revised October 25, 2012, for Dreyfus/Standish Global Fixed Income Fund is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 158.

(10)(c)
Rule 18f-3 Plan for Dreyfus/Standish Global Fixed Income Fund, amended as of March 13, 2012, revised as of October 25, 2012, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 158.

(11)	Opinion and Consent of Registrant's counsel.**

(12)	Opinion and Consent of counsel regarding tax matters.*

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.**

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)	The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 158.

________________________
*	Filed herewith.
**	Incorporated by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-182937), filed with the SEC on July 30, 2012.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 1st day of February, 2013.

DREYFUS INVESTMENT FUNDS

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	February 1, 2013

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	February 1, 2013

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	February 1, 2013

/s/ Francine J. Bovich* Francine J. Bovich	Board Member	February 1, 2013

/s/ James M. Fitzgibbons* James M. Fitzgibbons	Board Member	February 1, 2013

/s/ Kenneth A. Himmel* Kenneth A. Himmel	Board Member	February 1, 2013

/s/ Stephen J. Lockwood* Stephen J. Lockwood	Board Member	February 1, 2013

/s/ Roslyn M. Watson * Roslyn M. Watson	Board Member	February 1, 2013

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Board Member	February 1, 2013

*By:	/s/ Jeff Prusnofsky Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)	Opinion and Consent of counsel regarding tax matters.